Debt Disclosure	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Disclosure
DEBT
On November 30, 2012, the closing date of the acquisition of Cooper, Eaton borrowed $1,669 on a $6.75 billion, 364-day bridge facility (the Facility) which was obtained on May 21, 2012. The Facility was obtained to finance a portion of the cash paid to acquire Cooper and was available in a single draw on the closing date of the acquisition. On February 1, 2013, Eaton repaid the outstanding balance on the Facility.